STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (966,863)	$ (9,559,411)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid stock issued for services	0	1,813,853
Common stock issued for services - related party	0	5,915,000
Common stock issued for services	0	69,905
Loss on conversion of preferred stock	306,373	758,124
Change in fair value of derivative	156,178	460,682
Debt discount amortization	143,627	159,999
Changes in assets and liabilities:
Prepaids and other assets	0	47,350
Accounts payable	(803)	12,411
Accrued expenses	28,633	36,886
Accrued expenses – related party	18,283	6,991
Accrued compensation	151,481	97,349
Net cash used in operating activities	(163,091)	(180,861)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of borrowings from a related party	0	42,000
Proceeds from the sale of common stock	10,000	0
Proceeds from the sale of preferred stock	80,000	97,250
Proceeds from notes payable	145,800	0
Payment on notes payable	0	(28,025)
Payments on convertible notes payable	(57,750)	0
Redemption of preferred stock	(14,329)	0
Net cash provided by financing activities	163,721	111,225
Net change in cash	630	(69,636)
Cash at the beginning of period	4,391	71,724
Cash at the end of period	5,021	2,088
NON-CASH TRANSACTIONS:
Conversion of debt	$ 53,120	$ 154,300